Significant Accounting Policies - Effects of Revision on PHI's Consolidated Balance Sheets (Parenthetical) (Detail) (As Filed [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2010	Dec. 31, 2009
As Filed [Member]
Non-controlling interest in stockholder's equity	$ 6	$ 6